MoA Small Cap Equity Index Fund Expense Example - MoA Small Cap Equity Index Fund - MoA Small Cap Equity Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	164
Expense Example, with Redemption, 10 Years	$ 376